Expense Example - GraniteShares Short Term Box ETF	Aug. 14, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 14.13
Expense Example, with Redemption, 3 Years	$ 46.87